Performance Management - Wellington Shields All-Cap Fund	Mar. 27, 2026
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance. The bar chart and table shown below provide some indication of the risks of investing in the All-Cap Fund by showing changes in the performance of the All-Cap Fund’s Institutional Shares from year to year and by showing how the All-Cap Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the All-Cap Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the All-Cap Fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the All-Cap Fund by showing changes in the performance of the All-Cap Fund’s Institutional Shares from year to year and by showing how the All-Cap Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns For the Period Ended December 31
Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period Highest 23.01% (quarter ended June 30, 2020) Lowest -19.83% (quarter ended March 31, 2020)
Performance Table Heading	Average Annual Total Returns (For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold All-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (“IRA”) or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold All-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (“IRA”) or 401(k) plan. After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	23.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(19.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020